LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Disclosure of quantitative information about leases for lessee

	Lease liabilities
	Current	Non Current	Total

Year ended December 31, 2022
Values at the beginning of the year	44,371	215,250	259,621
Translation differences	(1,506)	(4,180)	(5,686)
Net proceeds	3,903	9,763	13,666
Indexation	3,107	14,988	18,095
Repayments	(49,404)	(6)	(49,410)
Interest accrued	14,468	—	14,468
Interest paid	(11,605)	—	(11,605)
Reclassifications	45,681	(45,681)	—

As of December 31, 2022	49,015	190,134	239,149

Year ended December 31, 2021
Values at the beginning of the year	42,486	251,617	294,103
Translation differences	(2,187)	(5,878)	(8,065)
Net proceeds	3,334	8,319	11,653
Indexation	1,810	3,009	4,819
Repayments	(45,604)	—	(45,604)
Interest accrued	14,967	—	14,967
Interest paid	(12,252)	—	(12,252)
Reclassifications	41,817	(41,817)	—

As of December 31, 2021	44,371	215,250	259,621

Disclosure of maturity analysis of lease payments

	As of December 31, 2022	As of December 31, 2021

Commitments in relation to finance leases are payable as follows:
Within one year	60,233	52,803
Later than one year but not later than five years	151,255	156,538
Later than five years	108,191	128,435
Minimum lease payments	319,679	337,776
Future finance charges	(80,530)	(78,155)
Total Financial lease liabilities	239,149	259,621

The present value of finance lease liabilities is as follows:
Within one year	49,015	44,371
Later than one year but not later than five years	117,654	122,966
Later than five years	72,480	92,284

Total minimum lease payments	239,149	259,621